UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21131

John Hancock Preferred Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Preferred Income Fund

Quarterly portfolio holdings 4/30/16

Fund's investmentsPreferred Income Fund

As of 4-30-16 (unaudited)
	Shares	Value
Preferred securities 144.1% (95.8% of Total investments)		$829,454,525
(Cost $781,346,521)
Consumer staples 2.1%		12,382,913
Food and staples retailing 2.1%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	143,000	12,382,913
Energy 4.7%		27,290,880
Oil, gas and consumable fuels 4.7%
Kinder Morgan, Inc., 9.750%	618,000	27,290,880
Financials 83.6%		481,195,974
Banks 41.9%
Bank of America Corp., 6.500%	115,000	3,036,000
Bank of America Corp., Depositary Shares, Series D, 6.204%	145,000	3,732,300
Barclays Bank PLC, Series 3, 7.100%	205,000	5,313,600
Barclays Bank PLC, Series 5, 8.125% (Z)	740,000	19,521,200
BB&T Corp., 5.200% (Z)	420,000	10,605,000
BB&T Corp., 5.625% (Z)	450,000	11,574,000
Citigroup Capital XIII, 7.008% (P)	15,000	392,250
Citigroup, Inc., 5.800%	65,000	1,688,700
Citigroup, Inc., 6.875%	60,000	1,615,200
Citigroup, Inc. (6.875% to 11-15-23, then 3 month LIBOR + 4.130%)	410,175	11,316,728
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	162,773	4,551,133
First Republic Bank, 7.000%	95,000	2,620,100
HSBC USA, Inc., 6.500%	140,234	3,650,291
ING Groep NV, 6.125% (Z)	61,500	1,575,015
ING Groep NV, 7.050% (Z)	750,000	19,740,000
ING Groep NV, 7.200% (Z)	100,000	2,622,000
JPMorgan Chase & Co., 5.450% (Z)	400,000	10,192,000
JPMorgan Chase & Co., 5.500%	61,961	1,566,994
JPMorgan Chase & Co., 6.100%	122,000	3,187,860
JPMorgan Chase & Co., 6.125%	670,000	17,493,700
JPMorgan Chase & Co., 6.300% (Z)	25,000	658,750
RBS Capital Funding Trust V, 5.900%	620,000	15,128,000
RBS Capital Funding Trust VII, 6.080%	220,000	5,401,000
Regions Financial Corp., 6.375%	126,074	3,303,139
Royal Bank of Scotland Group PLC, Series L, 5.750%	560,000	13,552,000
Santander Holdings USA, Inc., Series C, 7.300%	365,000	9,398,750
The PNC Financial Services Group, Inc., 5.375%	30,000	773,700
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (Z)	187,000	5,406,170
U.S. Bancorp (6.000% to 4-15-17, then 3 month LIBOR + 4.861%) (Z)	240,000	6,338,400
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (Z)	705,000	20,839,800
Wells Fargo & Company, 6.000%	127,000	3,382,010
Wells Fargo & Company, 8.000% (Z)	756,000	21,296,520
Capital markets 13.5%
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	252,500	6,287,250
Deutsche Bank Contingent Capital Trust III, 7.600%	510,000	13,219,200
Morgan Stanley, 6.625%	80,000	2,163,200
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	85,000	2,254,200
Morgan Stanley Capital Trust III, 6.250% (Z)	291,000	7,493,250
Morgan Stanley Capital Trust IV, 6.250% (Z)	323,000	8,297,870

2SEE NOTES TO FUND'S INVESTMENTS

Preferred Income Fund

	Shares	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley Capital Trust V, 5.750%	365,000	$9,329,400
State Street Corp., 5.250%	155,000	4,064,100
State Street Corp., 6.000% (Z)	580,600	15,687,812
The Goldman Sachs Group, Inc., 5.950%	185,100	4,749,666
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	160,000	4,076,800
Consumer finance 6.5%
Capital One Financial Corp., 6.200% (I)	274,250	7,242,943
Capital One Financial Corp., 6.700%	52,929	1,452,372
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	702,121	18,213,019
Navient Corp., 6.000%	173,500	3,341,610
SLM Corp., Series A, 6.970%	147,391	6,964,225
Insurance 9.1%
Aegon NV, 6.375% (Z)	520,000	13,374,400
Aegon NV, 6.500% (Z)	260,000	6,799,000
Prudential Financial, Inc., 5.750%	140,000	3,694,600
Prudential PLC, 6.500% (Z)	154,500	4,043,265
Prudential PLC, 6.750%	51,000	1,346,400
RenaissanceRe Holdings Ltd., Series C, 6.080%	25,000	639,499
W.R. Berkley Corp., 5.625% (Z)	885,000	22,514,400
Real estate investment trusts 12.5%
Digital Realty Trust, Inc., 7.375%	27,460	763,388
Kimco Realty Corp., 6.000% (Z)	895,000	23,377,400
Public Storage, 5.200%	125,000	3,250,000
Public Storage, 5.750% (Z)	449,500	11,826,345
Public Storage, 6.350%	225,000	5,773,500
Senior Housing Properties Trust, 5.625% (Z)	827,000	20,881,750
Ventas Realty LP, 5.450% (Z)	245,000	6,291,600
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (I)	80,000	311,200
Industrials 2.3%		13,023,450
Machinery 2.3%
Stanley Black & Decker, Inc., 5.750%	495,000	13,023,450
Telecommunication services 11.9%		68,511,255
Diversified telecommunication services 5.4%
Qwest Corp., 6.125% (Z)	30,000	734,700
Qwest Corp., 7.000% (Z)	20,000	510,000
Qwest Corp., 7.375% (Z)	750,000	19,170,000
Qwest Corp., 7.500% (Z)	232,500	5,977,575
Verizon Communications, Inc., 5.900%	168,000	4,609,500
Wireless telecommunication services 6.5%
Telephone & Data Systems, Inc., 6.625% (Z)	233,000	5,997,420
Telephone & Data Systems, Inc., 6.875%	103,000	2,628,560
Telephone & Data Systems, Inc., 7.000% (Z)	340,000	8,642,800
United States Cellular Corp., 6.950% (Z)	795,000	20,240,700

SEE NOTES TO FUND'S INVESTMENTS3

Preferred Income Fund

				Shares	Value
Utilities 39.5%					$227,050,053
Electric utilities 30.2%
	Duke Energy Corp., 5.125% (Z)			920,000	24,196,000
	Entergy Arkansas, Inc., 5.750%			47,500	1,201,275
	Entergy Louisiana LLC, 5.250% (Z)			240,000	6,067,200
	Entergy Louisiana LLC, 5.875%			252,625	6,404,044
	Entergy Louisiana LLC, 6.000%			158,464	4,045,586
	Entergy Mississippi, Inc., 6.000% (Z)			371,000	9,445,660
	Entergy Mississippi, Inc., 6.200%			89,294	2,315,393
	FPL Group Capital Trust I, 5.875% (Z)			345,000	9,004,500
	Gulf Power Company, 5.750%			145,000	3,665,600
	HECO Capital Trust III, 6.500%			379,850	10,047,033
	Interstate Power & Light Company, 5.100% (Z)			270,000	7,311,600
	NextEra Energy Capital Holdings, Inc., 5.700% (Z)			905,000	23,448,550
	NSTAR Electric Company, 4.780% (Z)			15,143	1,510,514
	PPL Capital Funding, Inc., 5.900% (Z)			1,312,439	35,002,748
	SCE Trust I, 5.625%			240,000	6,141,600
	SCE Trust II, 5.100% (Z)			549,000	13,862,250
	SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (Z)			20,000	544,000
	The Southern Company, 6.250% (Z)			350,000	9,474,500
Multi-utilities 9.3%
	Baltimore Gas & Electric Company, Series 1995, 6.990%			40,000	4,124,800
	BGE Capital Trust II, 6.200% (Z)			710,000	18,460,000
	DTE Energy Company, 5.250%			520,000	13,473,200
	DTE Energy Company, 6.500% (Z)			400,000	10,440,000
	Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (Z)			260,000	6,864,000
Common stocks 3.7% (2.4% of Total investments)					$21,055,390
(Cost $19,293,640)
Energy 3.2%					18,266,890
Oil, gas and consumable fuels 3.2%
	Royal Dutch Shell PLC, ADR, Class A			155,000	8,197,950
	Spectra Energy Corp. (Z)			322,000	10,068,940
Utilities 0.5%					2,788,500
Multi-utilities 0.5%
	CenterPoint Energy, Inc. (Z)			130,000	2,788,500
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 1.7% (1.2% of Total investments)					$10,004,500
(Cost $12,936,023)
Energy 0.9%					5,192,000
Oil, gas and consumable fuels 0.9%
Energy Transfer Partners LP (P)(Z)	3.633		11-01-66	8,800,000	5,192,000
Utilities 0.8%					4,812,500
Multi-utilities 0.8%
Dominion Resources, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%)	5.750		10-01-54	5,000,000	4,812,500

4SEE NOTES TO FUND'S INVESTMENTS

Preferred Income Fund

	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 0.9% (0.6% of Total investments)					$4,841,974
(Cost $4,841,974)
U.S. Government Agency 0.8%					4,716,974
Federal Home Loan Bank Discount Note	0.200		05-02-16	4,717,000	4,716,974
Repurchase agreement 0.1%					125,000
Repurchase Agreement with State Street Corp. dated 4-29-16 at 0.030% to be repurchased at $125,000 on 5-2-16, collateralized by $130,000 U.S. Treasury Notes, 1.125% due 2-28-21 (valued at $128,863, including interest)				125,000	125,000
Total investments (Cost $818,418,158)† 150.4%					$865,356,389
Other assets and liabilities, net (50.4%)					($289,902,970)
Total net assets 100.0%					$575,453,419

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	A portion of this security is segregated as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-16 was $474,083,855.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $818,418,762. Net unrealized appreciation aggregated to $46,937,627, of which $54,301,843 related to appreciated investment securities and $7,364,216 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 4-30-16:

United States	88.8%
Netherlands	6.0%
United Kingdom	5.1%
Other countries	0.1%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2016 by major security category or type:

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities
Consumer staples	$12,382,913	—	$12,382,913	—
Energy	27,290,880	$27,290,880	—	—
Financials	481,195,974	481,195,974	—	—
Industrials	13,023,450	13,023,450	—	—
Telecommunication services	68,511,255	63,901,755	4,609,500	—
Utilities	227,050,053	216,061,253	10,988,800	—
Common stocks	21,055,390	21,055,390	—	—
Corporate bonds	10,004,500	—	10,004,500	—
Short-term investments	4,841,974	—	4,841,974	—
Total investments in securities	$865,356,389	$822,528,702	$42,827,687	—
Other financial instruments:
Futures	$438,353	$438,353	—	—
Interest rate swaps	(495,597)	—	($495,597)	—

Securities with a market value of approximately $7,183,800 at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant inputs.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of

       6

default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2016, the fund used futures contracts to manage against anticipated interest rate changes. The following table summarizes the contracts held at April 30, 2016.

Open Contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	640	Short	Jun 2016	($83,678,353)	($83,240,000)	$438,353
						$438,353

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended April 30, 2016, the fund used interest rate swaps to manage against anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of April 30, 2016.

Counterparty	Notional amount	Payments made by fund	Payments received by fund	Termination date	Market value
Morgan Stanley Capital Services	$68,000,000	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	($283,649)
Morgan Stanley Capital Services	68,000,000	Fixed 0.8750%	3 Month LIBOR (a)	Jul 2017	(211,948)
	$136,000,000				($495,597)

(a) At 4-30-16, the 3-month LIBOR rate was 0.63660%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P8Q3	04/16
This report is for the information of the shareholders of John Hancock Preferred Income Fund.		6/16

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)     There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant’s principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund

By:

/s/ Andrew Arnott

_____________________________________

Andrew Arnott

President

Date:    June 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

_____________________________________

Andrew Arnott

President

Date:   June 17, 2016

By:

/s/ Charles A. Rizzo

_____________________________________

Charles A. Rizzo

Chief Financial Officer

Date:    June 17, 2016